Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Income (loss) recorded in The Netherlands	(13)	(17)	(10)
Income (loss) from foreign operations	1,402	970	211

Income (loss) before income tax benefit (expense)	1,389	953	201

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
The Netherlands Taxes — current	0	(1)	(2)
Foreign taxes — current	(114)	(101)	(69)

Total current taxes	(114)	(102)	(71)
The Netherlands Taxes — deferred	0	—	—
Foreign taxes — deferred	18	(41)	40

Total deferred taxes	18	(41)	40
Income tax benefit (expense)	(96)	(143)	(31)
Effective tax rate	7%	15%	15%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2018, 2017 and 2016, and the effective income tax rate are the following:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Income tax benefit (expense) computed at statutory rate	(353)	(238)	(51)
Non-deductible and non-taxable permanent differences, net	45	17	5
Income (loss) on equity-method investments	—	—	2
Valuation allowance adjustments	141	92	10
Effect on deferred taxes of changes in enacted tax rates	(62)	(70)	(9)
Current year credits	43	40	34
Other tax and credits	(20)	(36)	(25)
Benefits from tax holidays	135	114	49
Net impact of changes to uncertain tax positions	(16)	(43)	(22)
Earnings of subsidiaries taxed at different rates	(9)	(19)	(24)

Income tax benefit (expense)	(96)	(143)	(31)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2018	December 31, 2017
Tax loss carryforwards and investment credits	603	740
Less unrecognized tax benefit	(20)	(235)

Tax loss carryforwards net of unrecognized tax benefit	583	505
Inventory valuation	28	35
Impairment and restructuring charges	14	16
Fixed asset depreciation in arrears	35	32
Increased depreciation incentives	211	118
Capitalized development costs	108	101
Receivables for government funding	11	6
Tax credits granted on past capital investments	1,155	1,160
Pension service costs	65	65
Stock awards	7	5
Commercial accruals	12	11
Other temporary differences	26	99

Total deferred tax assets	2,255	2,153
Valuation allowances	(1,548)	(1,502)

Deferred tax assets, net	707	651
Accelerated fixed asset depreciation	(16)	(13)
Acquired intangible assets	(13)	(10)
Advances of government funding	(12)	(9)
Other temporary differences	(7)	(6)

Deferred tax liabilities	(48)	(38)

Net deferred income tax asset	659	613

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2018, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2019, as follows:

Year
2019	15
2020	15
2021	3
2022	6
2023	7
Thereafter	557

Total	603

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2018, 2017 and 2016 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Balance at beginning of year	310	238	226
Additions based on tax positions related to the current year	43	43	34
Additions for tax positions of prior years	8	13	1
Reduction for tax positions of prior years	(310)	(9)	(13)
Settlements	(18)	(2)	—
Prepayment / Refund	8	(4)	—
Reductions due to lapse of statute of limitations	—	—	(4)
Foreign currency translation	(16)	31	(6)

Balance at end of year	25	310	238